Commitments and Contingencies (FY) - Summarizes of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 1,565	$ 1,918
Variable lease costs	1,073	1,280
Sublease income	0	(398)
Total	$ 2,638	$ 2,800